Investments	12 Months Ended
Dec. 31, 2014
Notes
Investments

Note 3:  Investments

Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2014 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 9,888	$ 103	$ (4)	$ 9,987
Mortgage-backed securities:
Residential mortgage-backed	2,966	241	-	3,207

Total debt securities	$ 12,854	$ 344	$ (4)	$ 13,194

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2013 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,403	$ 153	$ -	$ 2,556
Mortgage-backed securities:
Residential mortgage-backed	3,741	259	-	4,000

Total debt securities	$ 6,144	$ 412	$ -	$ 6,556

No investments were non-income producing in 2014 or 2013.

The amortized cost and estimated fair values of investments in debt securities at December 31, 2014, by contractual maturity, are shown below.  Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.   Because of the potential for prepayment on mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due after one year through five years	$ 9,888	$ 9,987
Mortgage-backed securities:
Residential mortgage-backed	2,966	3,207

Total debt securities	$ 12,854	$ 13,194

Net Investment Income

Sources of investment income for the years ended December 31 are summarized as follows:

	2014	2013	2012

Gross investment income:
Debt securities	$ 304	$ 275	$ 1,829
Policy loans	8	8	165
Other investments	-	6	39

Total gross investment income	312	289	2,033
Investment expenses	(34)	(113)	(105)

Net investment income	$ 278	$ 176	$ 1,928

Net Realized Investment Gains

Net realized investment gains for the years ended December 31 are summarized as follows:

	2014	2013	2012
Debt securities
Gross gains on sales	$ -	$ -	$ 4,319

Net realized investment gains	$ -	$ -	$ 4,319

Net realized investment gains in 2012 were due to the transfer of investments to CMFG Life in payment of ceded premium for the Company’s coinsurance agreement (see Note 7), the transfer of investments to CMIC for the return of capital (see Note 6) and on sales.  Proceeds from the sale of debt securities were $1,757 in 2012.  There were no sales or transfers of debt securities in 2014 or 2013 that resulted in a realized investment gain or loss.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis.  The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis.  When the fair value drops below the Company’s cost, the Company monitors the security for OTTI.  The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

•                               The existence of any plans to sell the investment security.

•                               The extent to which fair value is less than book value.

•                               The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

•                               The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

•                               The Company’s intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

•                               The Company’s ability to recover all amounts due according to the contractual terms of the agreements.

•                               The Company’s collateral position in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security.  If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk.  The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost.  Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive loss.  If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis.  In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

For securitized debt securities, the Company considers factors including, commercial and residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security.  If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized.  The Company also considers its intent to retain a temporarily impaired security until recovery.  Estimating future cash flows involves judgment and includes both quantitative and qualitative factors.  Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral.  In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Management has completed a review for other-than-temporarily impaired securities at December 31, 2014, 2013 and 2012 and recorded no OTTI.  As a result of the subjective nature of these estimates, however, provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develops.  Consistent with the Company’s practices, OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts.

Net Unrealized Investment Gains

The components of net unrealized investment gains included in accumulated other comprehensive income at December 31 were as follows:

	2014	2013	2012

Debt securities	$ 340	$ 412	$ 671
Deferred income taxes	(118)	(143)	(248)

Net unrealized investment gains	$ 222	$ 269	$ 423

At December 31, 2014, the Company owned one debt security with a fair value of $7,526 in an unrealized loss position of $4 for less than twelve months.  The Company did not have any gross unrealized losses at December 31, 2013 or 2012.

Embedded Derivatives

The Company issues single premium deferred annuity contracts that contain embedded derivatives.  Such embedded derivatives are required to be separated from their host contracts and recorded at fair value.  The fair value of the embedded derivatives, which are reported as part of assets on deposit and policyholder account balances in the balance sheets, were an asset of $45,503 and a liability of $45,503, respectively, as of December 31, 2014 and an asset of $8,652 and a liability of $8,652, respectively, as of December 31, 2013.  The increase in fair value related to embedded derivatives from the date of deposit was $9,581 and $592 for the years ended December 31, 2014 and 2013, respectively.  Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, this expense is ceded and does not impact the statement of operations and comprehensive income (loss).

Assets Designated/Securities on Deposit

Iowa law requires that assets equal to a life insurer’s “legal reserve” must be designated for the Iowa Department of Commerce, Insurance Division.  The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2014 and 2013, debt securities, policy loans and cash with a carrying value of $11,512 and $4,846, respectively, were accordingly designated for Iowa.  Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders.  Pursuant to these requirements, securities with a fair value of $1,854 and $1,941 were on deposit with other regulatory jurisdictions as of December 31, 2014 and 2013, respectively.